Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 350	$ 14,900
Accounts receivable	6,223	5,477
Prepayments and other current assets	4,512	2,891
Digital assets	7,573	1,085
Total current assets	19,296	24,553
Non-current assets
Equity method investments	4,314	4,023
Right-of-use asset	343	384
Property and equipment, net	15,972	12,170
Total non-current assets	20,629	16,577
Total assets	39,925	41,130
Current liabilities
Accounts payable		115
Short term loans	2,166	484
Contract liabilities		124
Current lease liability	49	49
Accrued expenses and other payables	261	121
Total current liabilities	2,476	893
Non-current liability
Lease liability	286	320
Total non-current liability	286	320
Total liabilities	2,762	1,213
Shareholders’ equity
Ordinary shares (US$0.06 par value; 200,000,000 shares authorized; 6,434,040 and 9,516,975 shares issued outstanding as of December 31, 2024 and December 31, 2025)	553	368
Additional paid-in capital	234,259	228,137
Accumulated deficit	(197,649)	(188,588)
Total shareholders’ equity	37,163	39,917
Total liabilities and shareholders’ equity	39,925	41,130
Related Party
Current assets
Amounts due from related parties	$ 638	$ 200